Stock Based Compensation - Stock Based Compensation Expense Recorded in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation expense	$ 1,625	$ 1,458	$ 1,136
Cost of Revenues (Excluding Depreciation and Amortization) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation expense	86	81	45
Product Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation expense	201	144	133
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation expense	224	175	151
Other General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation expense	$ 1,114	$ 1,058	$ 807